Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock subject to possible redemption, shares	464,105	464,105
Common stock subject to possible redemption, price per share (in Dollars per share)	$ 11.42	$ 10.91	$ 10.14
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	3,218,499	3,218,499	3,218,499
Common stock, shares outstanding	3,218,499	3,218,499	3,218,499
Previously Reported [Member]
Common stock subject to possible redemption, shares		726,336	11,500,000